INTEGRATION	12 Months Ended
Dec. 31, 2011
INTEGRATION
INTEGRATION

19.                               INTEGRATION

During the year ended December 31, 2011, we incurred integration costs related to the acquisition of Wavecom S.A. of $1,426 (2010 — $5,110; 2009 - $3,859), primarily for costs related to the office space optimization in France, implementation of an integrated Customer Relationship Management system, and the integration of our Enterprise Resource Planning system.